Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 3) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2009 Intermetallics Japan Sumikin Molycorp
Investment [Line Items]
Proceeds from sale of joint venture				$ 0	$ 0	$ 9,700,000	$ 9,700,000
Payments to Acquire Other Investments	20,000,000	0	20,000,000	20,000,000	0	0
Other Postretirement Benefits Payable		1,928,000		1,088,000	1,199,000
Accrued payroll and related benefits		8,246,000		3,024,000	1,185,000
Accrued Tolling Fees				0	404,000
Sales and use tax		9,412,000		1,367,000	532,000
Accrued Bonuses, Current		3,683,000		4,845,000	554,000
Interest Payable, Current		27,733,000		345,000	9,000
Other accrued expenses		7,933,000		2,229,000	342,000
Total accrued expenses		$ 66,289,000		$ 12,898,000	$ 4,225,000